Document and Entity Information Document	12 Months Ended
Dec. 31, 2014
Document Information [Line Items]
Entity Registrant Name	TimkenSteel Corporation
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2014
Entity Central Index Key	0001598428